UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        February 10, 2010

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 12-31-09
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    60
Form 13F Information Table Value Total:     $151,225,492

List of Other Included Managers: None

Name of Issuer                                    Class   Cusip               Market      Shares  Inv Auth   Mngr    Voting Auth
3M                                                Common  88579Y101            6444953     77960     Sole                77960
AT&T                                              Common  00206R102            2684657     95778     Sole                95778
Abbott Laboratories                               Common  002824100             294245      5450     Sole                 5450
Adobe Systems                                     Common  00724F101             639972     17400     Sole                17400
Affymetrix                                        Common  00826T108            1252680    214500     Sole               214500
American Tower Systems Class A                    Common  029912201            2160500     50000     Sole                50000
Anadarko Petroleum                                Common  032511107             280890      4500     Sole                 4500
Automatic Data Processing                         Common  053015103            4239180     99000     Sole                99000
BP P.L.C.                                         Common  055622104            4316736     74465     Sole                74465
Barrick Gold                                      Common  067901108             336345      8541     Sole                 8541
Berkshire Hathaway, Class B                       Common  084670702             216876        66     Sole                   66
Chevron                                           Common  166764100             536004      6962     Sole                 6962
Chubb                                             Common  171232101            4878508     99197     Sole                99197
Citrix Systems                                    Common  177376100            1633192     39250     Sole                39250
Clorox                                            Common  189054109            5105090     83690     Sole                83690
Coca Cola                                         Common  191216100             817950     14350     Sole                14350
Colgate Palmolive                                 Common  194162103            3893417     47394     Sole                47394
ConocoPhillips                                    Common  20825C104            2518772     49320     Sole                49320
Dow Chemical                                      Common  260543103            5512185    199500     Sole               199500
DuPont                                            Common  263534109             547239     16253     Sole                16253
Eli Lilly                                         Common  532457108             362099     10140     Sole                10140
Emerson Electric                                  Common  291011104            1877595     44075     Sole                44075
Exxon Mobil                                       Common  30231G102            4334497     63565     Sole                63565
FPL Group                                         Common  302571104             470098      8900     Sole                 8900
General Electric                                  Common  369604103            1842214    121759     Sole               121759
General Mills                                     Common  370334104            3039519     42925     Sole                42925
HCP                                               Common  40414l109             225996      7400     Sole                 7400
Hartford Financial Services Group                 Common  416515104            2006175     86250     Sole                86250
Hershey Foods                                     Common  427866108            3377144     94360     Sole                94360
Hubbell Class B                                   Common  443510201             335830      7100     Sole                 7100
Intel                                             Common  458140100            4048625    198462     Sole               198462
International Business Machines                   Common  459200101            1595278     12187     Sole                12187
International Flavors & Fragrances                Common  459506101            5573441    135475     Sole               135475
J.P. Morgan Chase                                 Common  46625H100            1304271     31300     Sole                31300
Johnson & Johnson                                 Common  478160104            4336274     67323     Sole                67323
Medco Health Solutions                            Common  58405U102            2025947     31700     Sole                31700
Medtronic                                         Common  585055106            3631429     82570     Sole                82570
Merck & Co                                        Common  58933Y105            6119135    167464     Sole               167464
Microsoft                                         Common  594918104             452628     14850     Sole                14850
Newmont Mining                                    Common  651639106            5053891    106825     Sole               106825
Northern Trust                                    Common  665859104            4156158     79316     Sole                79316
PepsiCo                                           Common  713448108            3836602     63102     Sole                63102
Pfizer                                            Common  717081103            4091659    224940     Sole               224940
Pharmaceutical Product Development Inc.           Common  717124101            2530934    107975     Sole               107975
Procter & Gamble                                  Common  742718109            6623161    109239     Sole               109239
Progress Energy                                   Common  743263105             958896     23382     Sole                23382
Questar                                           Common  748356102            1714762     41250     Sole                41250
Royal Dutchshell Class A Adr                      Common  780257804             538105      8952     Sole                 8952
Schlumberger Ltd                                  Common  806857108            3243435     49830     Sole                49830
Sigma Aldrich                                     Common  826552101            3894877     77050     Sole                77050
Staples                                           Common  855030102            2879169    117087     Sole               117087
Sysco                                             Common  871829107            3460369    123850     Sole               123850
The Scotts Company                                Common  810186106            3507710     89232     Sole                89232
Union Pacific                                     Common  907818108             281160      4400     Sole                 4400
United Parcel Service                             Common  911312106            4500390     78445     Sole                78445
Verizon Communications                            Common  92343V104             725812     21908     Sole                21908
Wal-Mart Stores                                   Common  931142103             250680      4690     Sole                 4690
Walgreen                                          Common  931422109            2962937     80690     Sole                80690
Wells Fargo                                       Common  949746101             215110      7970     Sole                 7970
Weyerhaeuser                                      Common  962166104             532089     12334     Sole                12334
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